Summary of Significant Accounting Policies - Schedule of Revenue Disaggregation (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Oct. 31, 2023	Sep. 30, 2023	Oct. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 1,400,139	$ 1,400,139
Proprietary Products [Member]
Disaggregation of Revenue [Line Items]
Revenue		771,917
Resales of Sourced Equipment and Accessories from Third Party [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 628,222